DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Trade Receivables (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Current [Abstract]
Commons		$ 10,398,881		$ 8,979,874
Related parties		357,140		499,221
Allowance for doubtful accounts		(132,521)		(200,029)
Total		10,623,500		9,279,066
Non Current [Abstract]
Commons		0		0
Related parties		0		0
Allowance for doubtful accounts		0		0
Total		0		0
Allowance for doubtful accounts [Abstract]
Balance at the beginning of the period		200,029	[1]	277,325
Inflation adjustment restatement		(67,508)		(77,296)
Additions		0		0
Applications		0		0
Reversals		0		0
Balance at the end of period	[1]	132,521		200,029
UT [Member]
Current [Abstract]
Commons		105,278		0
Non Current [Abstract]
Commons		0		0
Natural Gas Transportation [Member]
Current [Abstract]
Commons		3,430,255		5,598,007
Related parties		81,475		115,283
Non Current [Abstract]
Commons		0		0
Related parties		0		0
Production and Commercialization of Liquids [Member]
Current [Abstract]
Commons		5,540,783		2,333,739
Related parties		108		176,205
Non Current [Abstract]
Commons		0		0
Related parties		0		0
Other Services [Member]
Current [Abstract]
Commons		1,322,565		1,048,128
Related parties		275,557		207,733
Non Current [Abstract]
Commons		0		0
Related parties		$ 0		$ 0

[1]	Said amount represents the best estimate made by tgs according to what is stated in Note 4.b).